Taxes (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
UTPs not recorded on statement of financial position
Transfer pricing over the exportation of ores to a foreign subsidiary	$ 6,627	$ 5,501
Expenses of interest on capital	1,311	1,402
Proceeding related to income tax paid abroad	517	427
Goodwill amortization	1,085	869
Payments to Renova Foundation (iii)	1,010	678
Other	470	419
Total not recorded on statement of financial position	11,020	9,296
UTPs recorded on statement of financial position
Deduction of CSLL in Brazil (iv)		154
Total recorded on statement of financial position		154
Assessed [Member]
UTPs not recorded on statement of financial position
Transfer pricing over the exportation of ores to a foreign subsidiary	4,819	3,893
Expenses of interest on capital	1,311	1,402
Proceeding related to income tax paid abroad	517	427
Goodwill amortization	1,008	807
Payments to Renova Foundation (iii)	733	327
Other	470	419
Total not recorded on statement of financial position	8,858	7,275
UTPs recorded on statement of financial position
Deduction of CSLL in Brazil (iv)		154
Total recorded on statement of financial position		154
Potential [Member]
UTPs not recorded on statement of financial position
Transfer pricing over the exportation of ores to a foreign subsidiary	1,808	1,608
Expenses of interest on capital
Proceeding related to income tax paid abroad
Goodwill amortization	77	62
Payments to Renova Foundation (iii)	277	351
Other
Total not recorded on statement of financial position	2,162	2,021
UTPs recorded on statement of financial position
Deduction of CSLL in Brazil (iv)
Total recorded on statement of financial position